Joint Operation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Joint Operation
18.	JOINT OPERATION
On September 9, 2019, the Group entered into a framework cooperation agreement (the “Cooperation Agreement”) with China United Network Communications Corporation Limited (“China Unicom”) to
co-build
and
co-share
5G access network. Pursuant to the Cooperation Agreement, the Group and China Unicom delineate and designate the regions to jointly construct and operate one 5G access network nationwide. In certain regions in which the 5G access network is constructed, operated and maintained by China Unicom, the Group operates its 5G business relying on China Unicom’s network, while in other regions in which the 5G access network is constructed, operated and maintained by the Group, China Unicom operates its 5G business relying on the Group’s network.
Pursuant to the Cooperation Agreement, the Group and China Unicom
co-share
5G spectrum resources while the 5G core network is respectively constructed, operated and maintained by each party. Both parties jointly ensure a unified standard on network planning, construction, operation, maintenance and service quality in the 5G network co-build
and
co-share
regions, and assure the same service level.
The 5G network
co-build
and
co-share
arrangement is agreed by the Group and China Unicom through coordination and promotion institution jointly established by both parties, in order to set up relevant mechanism, system and rules with unanimous consensus from both parties. The main function of such joint coordination and promotion institution is to carry out joint network planning and investment decision, project initiation and acceptance and other related works, such as the determination of the location of 5G base stations and types of equipment, and coordinate the operation and maintenance of 5G co-build
and
co-share
network in order to ensure the effective implementation of the Cooperation Agreement. For example, the timing, scale and location of the 5G base station construction, selection of equipment and appointment of maintenance suppliers across all regions are all negotiated and agreed by both parties with unanimous consensus.
Under the joint operation, the business and branding of each party continue to operate independently and the subscribers belong to each party respectively. Revenues from each party’s subscribers are recognised by each party, cost and expenses are assumed by each party respectively, while assets constructed by each party and the relevant liabilities are recognised and assumed by each respective party.